UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Scout Capital Management, LLC
           --------------------------------------------------
Address:   153 E 53rd
           --------------------------------------------------
           48th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ilan Mandel
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 508-7032
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Ilan Mandel          New York, New York   August 13, 2001
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              40
                                               -------------

Form 13F Information Table Value Total:         179,244
                                               -------------
                                                (thousands)




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                                                                                     TITLE    VOTING       VOTING
                                                                                      OF     AUTHORITY    AUTHORITY
SYMBOL    DESCRIPTION                          CUSIP      SHR/FACE       VALUE       CLASS     SOLE        SHARED

ALTR      ALTERA CORP                         21441100    80,000      2,320,000.00    COM      80000         0
AN        AUTONATION INC DEL                 05329W102    300,000     3,480,000.00    COM      300000        0
BMY       BRISTOL MYERS SQUIBB CO            110122108    218,000    11,401,400.00    COM      218000        0
CC        CIRCUIT CITY STORES INC            172737108    600,000    10,800,000.00    COM      600000        0
CCRT      COMPUCREDIT CORP                   20478N100    428,600     4,736,030.00    COM      428600        0
CCU       CLEAR CHANNEL COMMUN INC           184502102    53,000      3,323,100.00    COM      53000         0
CLJ       CRESTLINE CAP CORP                 226153104    140,000     4,351,200.00    COM      140000        0
CMCSK     COMCAST CORP-SPECIAL CL A          200300200    105,000     4,557,000.00  CL A SPL   105000        0
CVS       CVS CORP                           126650100    105,000     4,053,000.00    COM      105000        0
DELL      DELL COMPUTER CORP                 247025109    100,000     2,615,000.00    COM      100000        0
DJ        DOW JONES & CO INC                 260561105    90,000      5,373,900.00    COM      90000         0
DYN       DYNEGY INC                         26816Q101    135,000     6,142,500.00    CL A    135,000        0
GPS       GAP INC                            364760108    180,000     5,220,000.00    COM     180,000        0
KR        KROGER CO                          501044101    265,000     6,625,000.00    COM     265,000        0
LMT       LOCKHEED MARTIN CORP               539830109    150,000     5,557,500.00    COM     150,000        0
MCD       MCDONALDS CORP                     580135101    193,000     5,222,580.00    COM     193,000        0
MCIT      WORLDCOM INC GA NEW                98157D304    288,000     4,636,800.00    COM     288,000        0
MIR       MIRANT CORP                        604675108    167,000     5,744,800.00    COM     167,000        0
NAV       NAVISTAR INTERNATIONAL CORP        63934E108    200,000     5,626,000.00    COM     200,000        0
NSC       NORFOLK SOUTHERN CORP              655844108    150,000     3,112,500.00    COM     150,000        0
NXTL      NEXTEL COMMUNICATIONS INC-CL A     65332V103    383,200     6,706,000.00    CL A    383,200        0
OTEC      ORATEC INTERVNETIONS INC DEL       68554M108    14,000        129,780.00    COM      14,000        0
PSFT      PEOPLESOFT INC                     712713106    60,000      2,953,800.00    COM      60,000        0
PVN       PROVIDIAN FINL CORP                74406A102    116,700     6,908,640.00    COM     116,700        0
RAD       RITE AID CORP                      767754104    485,000     4,365,000.00    COM     485,000        0
RMG       CABLEVISION SYS CORP               12686C844    150,000     3,870,000.00    CL A    150,000        0
ROKWI     ROCKWELL INTERNATIONAL CORP        773903109    160,600     2,465,210.00    COM     160,600        0
SAFC      SAFECO CORP                        786429100    165,700     4,888,150.00    COM     165,700        0
SBC       SBC COMMUNICATIONS INC             78387G103    60,000      2,403,600.00    COM      60,000        0
SRA       Serono S.A.                        81752M101    240,000     5,988,000.00    ADR     240,000        0
SV        STILWILL FINL INC                  860831106    175,000     5,873,000.00    COM     175,000        0
TER       TERADYNE INC                       880770102    70,000      2,450,000.00    COM      70,000        0
TIBX      TIBCO SOFTWARE INC                 88632Q103    213,000     2,720,010.00    COM     213,000        0
TKTX      TRANSKARYOTIC THERAPIES INC        893735100    100,000     2,945,000.00    COM     100,000        0
TMO       THERMO ELECTRON CORP               883556102    168,600     3,712,572.00    COM     168,600        0
TSM       ***TAIWAN SEMICONDUCTOR MFG CO     874039100    100,000     1,519,000.00     ADR    100,000        0
TXU       TEXAS UTILITIES CO                 873168108    80,000      3,855,200.00    COM      80,000        0
TYC       TYCO INTERNATIONAL LTD NEW         902124106    60,000      3,270,600.00    COM      60,000        0
UPC       UNION PLANTERS CORP W/RTS TO       908068109    130,800     5,702,880.00    COM     130,800        0
XMSR      XM SATELLITE RADIO HLDGS INC       983759101    100,000     1,620,000.00    CL A    100,000        0
                                                        6,980,200   179,244,752.00            6980200


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